Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EATON VANCE MUNICIPALS TRUST
Entity Central Index Key	0000778365
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000013133
Shareholder Report [Line Items]
Fund Name	Eaton Vance Arizona Municipal Income Fund
Class Name	Class A
Trading Symbol	ETAZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Arizona Municipal Income Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.73%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%	[1]
AssetsNet	$ 113,053,069
Holdings Count | Holding	134
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$113,053,069
# of Portfolio Holdings	134
Portfolio Turnover Rate	17%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	5.6%
Electric Utilities	3.3%
Short-Term Investments	3.7%
Transportation	4.1%
Industrial Development Revenue	5.8%
Housing	6.9%
Water and Sewer	7.7%
Hospital	11.5%
Education	12.5%
Special Tax Revenue	13.9%
General Obligations	25.0%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Ratings Selection [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	5.1%
BB	2.7%
BBB	8.2%
A	10.5%
AA	55.5%
AAA	18.0%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013135
Shareholder Report [Line Items]
Fund Name	Eaton Vance Arizona Municipal Income Fund
Class Name	Class C
Trading Symbol	ECAZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Arizona Municipal Income Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$77	1.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.48%	[2]
AssetsNet	$ 113,053,069
Holdings Count | Holding	134
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$113,053,069
# of Portfolio Holdings	134
Portfolio Turnover Rate	17%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	5.6%
Electric Utilities	3.3%
Short-Term Investments	3.7%
Transportation	4.1%
Industrial Development Revenue	5.8%
Housing	6.9%
Water and Sewer	7.7%
Hospital	11.5%
Education	12.5%
Special Tax Revenue	13.9%
General Obligations	25.0%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Ratings Selection [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	5.1%
BB	2.7%
BBB	8.2%
A	10.5%
AA	55.5%
AAA	18.0%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000092720
Shareholder Report [Line Items]
Fund Name	Eaton Vance Arizona Municipal Income Fund
Class Name	Class I
Trading Symbol	EIAZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Arizona Municipal Income Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$28	0.53%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.53%	[3]
AssetsNet	$ 113,053,069
Holdings Count | Holding	134
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$113,053,069
# of Portfolio Holdings	134
Portfolio Turnover Rate	17%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	5.6%
Electric Utilities	3.3%
Short-Term Investments	3.7%
Transportation	4.1%
Industrial Development Revenue	5.8%
Housing	6.9%
Water and Sewer	7.7%
Hospital	11.5%
Education	12.5%
Special Tax Revenue	13.9%
General Obligations	25.0%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Ratings Selection [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	5.1%
BB	2.7%
BBB	8.2%
A	10.5%
AA	55.5%
AAA	18.0%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013173
Shareholder Report [Line Items]
Fund Name	Eaton Vance Connecticut Municipal Income Fund
Class Name	Class A
Trading Symbol	ETCTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Connecticut Municipal Income Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.72%	[4]
AssetsNet	$ 159,850,068
Holdings Count | Holding	234
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$159,850,068
# of Portfolio Holdings	234
Portfolio Turnover Rate	57%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	6.6%
Short-Term Investments	5.0%
Special Tax Revenue	5.6%
Hospital	12.0%
Housing	13.2%
Education	25.0%
General Obligations	32.6%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Ratings Selection [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.4%
BB	1.2%
BBB	4.3%
A	19.2%
AA	46.1%
AAA	22.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013172
Shareholder Report [Line Items]
Fund Name	Eaton Vance Connecticut Municipal Income Fund
Class Name	Class C
Trading Symbol	ECCTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Connecticut Municipal Income Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$77	1.47%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.47%	[5]
AssetsNet	$ 159,850,068
Holdings Count | Holding	234
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$159,850,068
# of Portfolio Holdings	234
Portfolio Turnover Rate	57%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	6.6%
Short-Term Investments	5.0%
Special Tax Revenue	5.6%
Hospital	12.0%
Housing	13.2%
Education	25.0%
General Obligations	32.6%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Ratings Selection [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.4%
BB	1.2%
BBB	4.3%
A	19.2%
AA	46.1%
AAA	22.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000063955
Shareholder Report [Line Items]
Fund Name	Eaton Vance Connecticut Municipal Income Fund
Class Name	Class I
Trading Symbol	EICTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Connecticut Municipal Income Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.52%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%	[6]
AssetsNet	$ 159,850,068
Holdings Count | Holding	234
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$159,850,068
# of Portfolio Holdings	234
Portfolio Turnover Rate	57%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	6.6%
Short-Term Investments	5.0%
Special Tax Revenue	5.6%
Hospital	12.0%
Housing	13.2%
Education	25.0%
General Obligations	32.6%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Ratings Selection [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.4%
BB	1.2%
BBB	4.3%
A	19.2%
AA	46.1%
AAA	22.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013114
Shareholder Report [Line Items]
Fund Name	Eaton Vance Minnesota Municipal Income Fund
Class Name	Class A
Trading Symbol	ETMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Minnesota Municipal Income Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.68%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%	[7]
AssetsNet	$ 245,137,797
Holdings Count | Holding	152
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$245,137,797
# of Portfolio Holdings	152
Portfolio Turnover Rate	27%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	8.8%
Special Tax Revenue	3.6%
Housing	4.6%
Transportation	6.5%
Electric Utilities	10.0%
Education	10.2%
Hospital	19.7%
General Obligations	36.6%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Ratings Selection [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.2%
BB	0.6%
BBB	1.2%
A	18.9%
AA	53.3%
AAA	21.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013116
Shareholder Report [Line Items]
Fund Name	Eaton Vance Minnesota Municipal Income Fund
Class Name	Class C
Trading Symbol	ECMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Minnesota Municipal Income Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.43%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.43%	[8]
AssetsNet	$ 245,137,797
Holdings Count | Holding	152
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$245,137,797
# of Portfolio Holdings	152
Portfolio Turnover Rate	27%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	8.8%
Special Tax Revenue	3.6%
Housing	4.6%
Transportation	6.5%
Electric Utilities	10.0%
Education	10.2%
Hospital	19.7%
General Obligations	36.6%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Ratings Selection [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.2%
BB	0.6%
BBB	1.2%
A	18.9%
AA	53.3%
AAA	21.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000092718
Shareholder Report [Line Items]
Fund Name	Eaton Vance Minnesota Municipal Income Fund
Class Name	Class I
Trading Symbol	EIMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Minnesota Municipal Income Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[9]
AssetsNet	$ 245,137,797
Holdings Count | Holding	152
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$245,137,797
# of Portfolio Holdings	152
Portfolio Turnover Rate	27%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	8.8%
Special Tax Revenue	3.6%
Housing	4.6%
Transportation	6.5%
Electric Utilities	10.0%
Education	10.2%
Hospital	19.7%
General Obligations	36.6%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Ratings Selection [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.2%
BB	0.6%
BBB	1.2%
A	18.9%
AA	53.3%
AAA	21.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000100969
Shareholder Report [Line Items]
Fund Name	Eaton Vance Municipal Opportunities Fund
Class Name	Class A
Trading Symbol	EMOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Municipal Opportunities Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.92%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.92%	[10]
AssetsNet	$ 807,016,393
Holdings Count | Holding	590
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$807,016,393
# of Portfolio Holdings	590
Portfolio Turnover Rate	53%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	2.6%
Lease Rev./Cert. of Participation	3.3%
Other Revenue	3.5%
Industrial Development Revenue	4.3%
Water and Sewer	4.5%
Special Tax Revenue	5.2%
Short-Term Investments	5.2%
Senior Living/Life Care	6.9%
Education	8.6%
Hospital	9.0%
Transportation	9.8%
Housing	11.3%
General Obligations	25.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Ratings Selection [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.0%
B	0.7%
BB	7.3%
BBB	5.6%
A	16.5%
AA	50.1%
AAA	13.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000100970
Shareholder Report [Line Items]
Fund Name	Eaton Vance Municipal Opportunities Fund
Class Name	Class C
Trading Symbol	EMOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Municipal Opportunities Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$87	1.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.67%	[11]
AssetsNet	$ 807,016,393
Holdings Count | Holding	590
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$807,016,393
# of Portfolio Holdings	590
Portfolio Turnover Rate	53%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	2.6%
Lease Rev./Cert. of Participation	3.3%
Other Revenue	3.5%
Industrial Development Revenue	4.3%
Water and Sewer	4.5%
Special Tax Revenue	5.2%
Short-Term Investments	5.2%
Senior Living/Life Care	6.9%
Education	8.6%
Hospital	9.0%
Transportation	9.8%
Housing	11.3%
General Obligations	25.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Ratings Selection [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.0%
B	0.7%
BB	7.3%
BBB	5.6%
A	16.5%
AA	50.1%
AAA	13.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000100971
Shareholder Report [Line Items]
Fund Name	Eaton Vance Municipal Opportunities Fund
Class Name	Class I
Trading Symbol	EMOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Municipal Opportunities Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%	[12]
AssetsNet	$ 807,016,393
Holdings Count | Holding	590
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$807,016,393
# of Portfolio Holdings	590
Portfolio Turnover Rate	53%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	2.6%
Lease Rev./Cert. of Participation	3.3%
Other Revenue	3.5%
Industrial Development Revenue	4.3%
Water and Sewer	4.5%
Special Tax Revenue	5.2%
Short-Term Investments	5.2%
Senior Living/Life Care	6.9%
Education	8.6%
Hospital	9.0%
Transportation	9.8%
Housing	11.3%
General Obligations	25.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Ratings Selection [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.0%
B	0.7%
BB	7.3%
BBB	5.6%
A	16.5%
AA	50.1%
AAA	13.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013127
Shareholder Report [Line Items]
Fund Name	Eaton Vance New Jersey Municipal Income Fund
Class Name	Class A
Trading Symbol	ETNJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance New Jersey Municipal Income Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.73%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%	[13]
AssetsNet	$ 151,752,711
Holdings Count | Holding	104
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$151,752,711
# of Portfolio Holdings	104
Portfolio Turnover Rate	33%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	8.3%
Short-Term Investments	5.0%
Industrial Development Revenue	5.7%
Housing	6.1%
Hospital	8.8%
Lease Rev./Cert. of Participation	10.7%
Special Tax Revenue	11.3%
Education	11.6%
General Obligations	15.3%
Transportation	17.2%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Ratings Selection [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.2%
BB	0.6%
BBB	11.9%
A	22.3%
AA	54.6%
AAA	6.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013129
Shareholder Report [Line Items]
Fund Name	Eaton Vance New Jersey Municipal Income Fund
Class Name	Class C
Trading Symbol	ECNJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance New Jersey Municipal Income Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$77	1.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.48%	[14]
AssetsNet	$ 151,752,711
Holdings Count | Holding	104
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$151,752,711
# of Portfolio Holdings	104
Portfolio Turnover Rate	33%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	8.3%
Short-Term Investments	5.0%
Industrial Development Revenue	5.7%
Housing	6.1%
Hospital	8.8%
Lease Rev./Cert. of Participation	10.7%
Special Tax Revenue	11.3%
Education	11.6%
General Obligations	15.3%
Transportation	17.2%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Ratings Selection [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.2%
BB	0.6%
BBB	11.9%
A	22.3%
AA	54.6%
AAA	6.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000063948
Shareholder Report [Line Items]
Fund Name	Eaton Vance New Jersey Municipal Income Fund
Class Name	Class I
Trading Symbol	EINJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance New Jersey Municipal Income Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$28	0.53%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.53%	[15]
AssetsNet	$ 151,752,711
Holdings Count | Holding	104
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$151,752,711
# of Portfolio Holdings	104
Portfolio Turnover Rate	33%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	8.3%
Short-Term Investments	5.0%
Industrial Development Revenue	5.7%
Housing	6.1%
Hospital	8.8%
Lease Rev./Cert. of Participation	10.7%
Special Tax Revenue	11.3%
Education	11.6%
General Obligations	15.3%
Transportation	17.2%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Ratings Selection [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.2%
BB	0.6%
BBB	11.9%
A	22.3%
AA	54.6%
AAA	6.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013145
Shareholder Report [Line Items]
Fund Name	Eaton Vance Pennsylvania Municipal Income Fund
Class Name	Class A
Trading Symbol	ETPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Pennsylvania Municipal Income Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%	[16]
AssetsNet	$ 174,438,222
Holdings Count | Holding	141
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$174,438,222
# of Portfolio Holdings	141
Portfolio Turnover Rate	25%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	2.2%
Bond Bank	3.6%
Lease Rev./Cert. of Participation	4.0%
Electric Utilities	4.0%
Special Tax Revenue	4.5%
Housing	5.0%
Senior Living/Life Care	7.2%
Water and Sewer	9.4%
Hospital	10.3%
Transportation	13.9%
Education	15.2%
General Obligations	20.7%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Ratings Selection [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	5.2%
B	0.4%
BB	0.9%
BBB	10.7%
A	22.1%
AA	60.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013147
Shareholder Report [Line Items]
Fund Name	Eaton Vance Pennsylvania Municipal Income Fund
Class Name	Class C
Trading Symbol	ECPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Pennsylvania Municipal Income Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$77	1.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.49%	[17]
AssetsNet	$ 174,438,222
Holdings Count | Holding	141
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$174,438,222
# of Portfolio Holdings	141
Portfolio Turnover Rate	25%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	2.2%
Bond Bank	3.6%
Lease Rev./Cert. of Participation	4.0%
Electric Utilities	4.0%
Special Tax Revenue	4.5%
Housing	5.0%
Senior Living/Life Care	7.2%
Water and Sewer	9.4%
Hospital	10.3%
Transportation	13.9%
Education	15.2%
General Obligations	20.7%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Ratings Selection [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	5.2%
B	0.4%
BB	0.9%
BBB	10.7%
A	22.1%
AA	60.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000063951
Shareholder Report [Line Items]
Fund Name	Eaton Vance Pennsylvania Municipal Income Fund
Class Name	Class I
Trading Symbol	EIPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Pennsylvania Municipal Income Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$28	0.54%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%	[18]
AssetsNet	$ 174,438,222
Holdings Count | Holding	141
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$174,438,222
# of Portfolio Holdings	141
Portfolio Turnover Rate	25%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	2.2%
Bond Bank	3.6%
Lease Rev./Cert. of Participation	4.0%
Electric Utilities	4.0%
Special Tax Revenue	4.5%
Housing	5.0%
Senior Living/Life Care	7.2%
Water and Sewer	9.4%
Hospital	10.3%
Transportation	13.9%
Education	15.2%
General Obligations	20.7%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Ratings Selection [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	5.2%
B	0.4%
BB	0.9%
BBB	10.7%
A	22.1%
AA	60.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Annualized
[10]	Annualized
[11]	Annualized
[12]	Annualized
[13]	Annualized
[14]	Annualized
[15]	Annualized
[16]	Annualized
[17]	Annualized
[18]	Annualized